Basis of Presentation and Significant Accounting Policies New accounting pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Liabilities, Gross	$ 463	$ 274
Deferred Tax Liabilities, Net, Noncurrent	240	147
Deferred tax liabilities	$ 164	128
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Gross, Current		0
Deferred Tax Liabilities, Gross		0
Deferred Tax Liabilities, Net, Current		0
Deferred Tax Assets, Gross, Noncurrent		19
Deferred Tax Liabilities, Gross, Noncurrent		(147)
Deferred Tax Liabilities, Net, Noncurrent		(128)
Deferred tax liabilities		(128)
Scenario, Previously Reported [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Gross, Current		12
Deferred Tax Liabilities, Gross		(21)
Deferred Tax Liabilities, Net, Current		(9)
Deferred Tax Assets, Gross, Noncurrent		9
Deferred Tax Liabilities, Gross, Noncurrent		(128)
Deferred Tax Liabilities, Net, Noncurrent		(119)
Deferred tax liabilities		(128)
Restatement Adjustment [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Gross, Current		(12)
Deferred Tax Liabilities, Gross		21
Deferred Tax Liabilities, Net, Current		9
Deferred Tax Assets, Gross, Noncurrent		10
Deferred Tax Liabilities, Gross, Noncurrent		(19)
Deferred Tax Liabilities, Net, Noncurrent		(9)
Deferred tax liabilities		$ 0